Annual Total Returns [BarChart] - Harbor High-Yield Bond Fund - Institutional Class	Mar. 01, 2021
Bar Chart Table:
2011	4.83%
2012	11.50%
2013	5.51%
2014	2.11%
2015	(3.36%)
2016	12.35%
2017	6.32%
2018	(2.21%)
2019	13.24%
2020	5.76%